Condensed Interim Consolidated Balance Sheets - USD ($)	Feb. 28, 2025	Aug. 31, 2024	Aug. 31, 2023
Current assets
Cash	$ 493,607	$ 580,356	$ 720,365
Trade and other receivables	177,781	155,224	758,988
Prepaid expenses and deposits	199,463	157,911	218,150
Total current assets	870,851	893,491	1,697,503
Investment	9,365	10,042	10,013
Right-of-use asset	659,310	828,674	960,377
Property and equipment	101,057	152,610	242,091
Intangible assets	2,323,722	2,211,775	1,718,954
Total Assets	3,964,305	4,096,592	4,628,938
Current liabilities
Accounts payable and accrued liabilities	1,229,028	1,125,477	605,319
Deferred revenue	145,524	111,921
Loan	599,130		430,098
Current portion of lease liability	155,536	161,508	138,372
Total current liabilities	2,129,218	1,398,906	1,173,789
Deferred government incentive	411,069	491,251	699,627
Lease liability	680,152	815,599	969,589
Warrant liability	4,209	41,520
Total liabilities	3,224,648	2,747,276	2,843,005
Shareholders’ Equity
Common shares, no par value; unlimited authorized; 8,425,353 issued and outstanding shares as of August 31, 2024 and 6,306,979 as at August 31, 2023.	9,108,915	8,559,856	4,903,031
Additional paid-in capital	3,138,772	2,955,944	2,955,944
Accumulated other comprehensive loss	(496,066)	(408,510)	(417,727)
Accumulated deficit	(11,011,964)	(9,757,974)	(5,655,315)
Total stockholders’ equity	739,657	1,349,316	1,785,933
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$ 3,964,305	$ 4,096,592	$ 4,628,938